Millennial Acquisition - Summary of Consideration Transferred for Asset Acquisition (Details) - Millennial Lithium [Member] $ in Thousands	Dec. 31, 2022 USD ($)
Disclosure In Tabular Form Of Consideration Transferred For Asset Acquisition [Line Items]
Cash	$ 105
Lithium Americas common shares	333,812
Transaction costs	25,812
Consideration given	$ 359,729